Document and Entity Information	May 17, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001674760
Document Type	8-K
Document Period End Date	May 17, 2023
Entity Registrant Name	Goldman Sachs Private Middle Market Credit LLC
Entity Incorporation State Country Code	DE
Entity File Number	000-55660
Entity Tax Identification Number	81-3233378
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	(212)
Local Phone Number	902-0300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true